Business Combinations and Acquisitions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) storageUnit modularUnit modularLeasingUnit entity climate-controlledContainerAndRefrigeratedStorageTrailer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Assets and liabilities acquired, number of entities | entity	5
Rental equipment, net	$ 3,381,315	$ 3,077,287
Series of Individually Immaterial Asset Acquisitions
Business Acquisition [Line Items]
Payments to acquire businesses, gross	150,000
Rental equipment, net	$ 147,600
Storage Unit | Series of Individually Immaterial Asset Acquisitions
Business Acquisition [Line Items]
Number of units in real estate property acquired (approximately) | storageUnit	1,800
Modular Unit | Series of Individually Immaterial Asset Acquisitions
Business Acquisition [Line Items]
Number of units in real estate property acquired (approximately) | modularUnit	700
National provider of cold storage solutions and a regional modular space manufacturing and leasing business | Storage Unit
Business Acquisition [Line Items]
Number of units in real estate property acquired (approximately) | climate-controlledContainerAndRefrigeratedStorageTrailer	2,200
National provider of cold storage solutions and a regional modular space manufacturing and leasing business | Modular Unit
Business Acquisition [Line Items]
Number of units in real estate property acquired (approximately) | modularLeasingUnit	1,300
Mobile Mini Inc and Other Asset Acquisitions
Business Acquisition [Line Items]
Integration costs	$ 10,400	$ 15,500	$ 28,400